Quarterly Report
July 31, 2021
MFS®  Global Alternative
Strategy Fund
DTR-Q3

Portfolio of Investments
7/31/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 74.3%
Aerospace & Defense – 1.1%
CACI International, Inc., “A” (a)	716	$191,143
Honeywell International, Inc.	2,314	540,990
Howmet Aerospace, Inc.	1,781	58,452
KBR, Inc.	4,345	168,152
Kratos Defense & Security Solutions, Inc. (a)	964	26,221
L3Harris Technologies, Inc.	544	123,347
Leidos Holdings, Inc.	546	58,105
MTU Aero Engines Holding AG	506	126,711
Northrop Grumman Corp.	1,287	467,207
PAE, Inc. (a)	6,790	60,567
Raytheon Technologies Corp.	581	50,518
Rolls-Royce Holdings PLC (a)	143,433	198,794
Singapore Technologies Engineering Ltd.	44,700	132,290
		$2,202,497
Airlines – 0.1%
Alaska Air Group, Inc. (a)	628	$36,443
Delta Air Lines, Inc. (a)	546	21,785
JetBlue Airways Corp. (a)	4,592	67,916
Ryanair Holdings PLC, ADR (a)	427	46,560
		$172,704
Alcoholic Beverages – 0.9%
China Resources Beer Holdings Co. Ltd.	20,000	$150,018
Constellation Brands, Inc., “A”	135	30,286
Diageo PLC	10,153	503,893
Heineken N.V.	1,398	162,853
Pernod Ricard S.A.	4,649	1,026,318
		$1,873,368
Apparel Manufacturers – 1.2%
Adidas AG	342	$124,184
Burberry Group PLC	1,145	32,850
Compagnie Financiere Richemont S.A.	2,287	292,865
LVMH Moet Hennessy Louis Vuitton SE	1,214	970,488
NIKE, Inc., “B”	3,720	623,137
PVH Corp. (a)	935	97,820
Skechers USA, Inc., “A” (a)	4,516	242,419
		$2,383,763
Automotive – 0.5%
Bridgestone Corp.	1,200	$52,817
Continental AG (a)	442	60,087
Copart, Inc. (a)	1,492	219,324
Koito Manufacturing Co. Ltd.	1,300	79,518
Lear Corp.	382	66,842
LKQ Corp. (a)	3,441	174,631
Methode Electronics, Inc.	1,354	64,762
NGK Spark Plug Co. Ltd	3,600	53,028
Stanley Electric Co. Ltd.	2,900	75,714
Stoneridge, Inc. (a)	803	23,247
Toyota Industries Corp.	700	58,674
Visteon Corp. (a)	550	62,727
		$991,371

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Biotechnology – 0.9%
Abcam PLC (a)	2,323	$43,849
Adaptive Biotechnologies Corp. (a)	1,825	66,904
AlloVir, Inc. (a)	963	18,432
Amicus Therapeutics, Inc. (a)	1,609	14,948
Berkeley Lights, Inc. (a)	470	21,423
BioAtla, Inc. (a)	613	25,127
Biogen, Inc. (a)	1,096	358,096
BioXcel Therapeutics, Inc. (a)	526	13,460
BridgeBio Pharma, Inc. (a)	561	29,985
Illumina, Inc. (a)	66	32,719
Immunocore Holdings PLC, ADR (a)	422	13,808
Incyte Corp. (a)	2,839	219,597
Lyell Immunopharma, Inc. (a)	1,217	17,647
MaxCyte, Inc. (a)	1,359	32,113
Neurocrine Biosciences, Inc. (a)	184	17,151
Novozymes A/S	4,802	377,284
Olink Holding AB (a)	614	22,945
Prelude Therapeutics, Inc. (a)	591	18,936
Recursion Pharmaceuticals, Inc. (a)	1,115	33,840
Regeneron Pharmaceuticals, Inc. (a)	93	53,439
Sana Biotechnology, Inc. (a)	942	15,345
Vertex Pharmaceuticals, Inc. (a)	1,916	386,227
		$1,833,275
Broadcasting – 0.2%
Discovery Communications, Inc., “C” (a)	1,893	$51,319
Netflix, Inc. (a)(f)	594	307,437
		$358,756
Brokerage & Asset Managers – 1.4%
Apollo Global Management, Inc.	1,108	$65,217
ASX Ltd.	1,608	90,974
BlackRock, Inc. (f)	518	449,194
Cboe Global Markets, Inc.	634	75,110
Charles Schwab Corp.	1,194	81,132
Computershare Ltd.	9,417	108,157
Daiwa Securities Group, Inc.	20,500	107,558
Euronext N.V.	1,102	122,620
Focus Financial Partners, “A” (a)	2,002	102,763
GCM Grosvenor, Inc. (l)	1,615	16,085
GCM Grosvenor, Inc. (PIPE) (a)	2,498	24,880
Hamilton Lane, Inc., “A”	436	40,548
Hong Kong Exchanges & Clearing Ltd.	1,300	82,974
Invesco Ltd.	91	2,219
NASDAQ, Inc. (f)	4,197	783,706
Omni Bridgeway Ltd.	28,703	72,459
Raymond James Financial, Inc.	2,029	262,715
Schroders PLC	2,585	131,401
WisdomTree Investments, Inc.	9,951	61,497
		$2,681,209
Business Services – 3.8%
Accenture PLC, “A”	5,808	$1,845,085
Amdocs Ltd.	864	66,623
Clarivate PLC (a)	10,726	244,553
Cognizant Technology Solutions Corp., “A”	1,774	130,442
CoStar Group, Inc. (a)	3,594	319,327
Endava PLC, ADR (a)	528	67,911
Equifax, Inc.	2,465	642,379

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Business Services – continued
EVO Payments, Inc., “A” (a)	2,696	$78,723
ExlService Holdings, Inc. (a)	746	84,462
Experian PLC	4,157	183,054
Fidelity National Information Services, Inc.	433	64,539
Fiserv, Inc. (a)(f)	3,283	377,906
Global Payments, Inc.	1,842	356,261
Intertek Group PLC	2,163	155,019
Keywords Studios PLC (a)	2,045	83,344
LegalZoom.com, Inc. (a)	1,240	45,607
MSCI, Inc.	1,132	674,627
Nomura Research Institute Ltd.	5,300	170,614
Nuvei Corp. (a)	1,383	113,406
Paya, Inc. (a)	3,824	43,938
Payoneer Global, Inc. (a)(l)	5,019	47,379
PayPal Holdings, Inc. (a)(f)	3,384	932,394
SGS S.A.	76	246,076
TaskUs, Inc., “A” (a)	1,289	39,250
TriNet Group, Inc. (a)	790	65,554
Verisk Analytics, Inc., “A”	1,855	352,339
WNS (Holdings) Ltd., ADR (a)	1,210	99,631
		$7,530,443
Cable TV – 0.9%
Cable One, Inc.	11	$20,768
Charter Communications, Inc., “A” (a)	1,483	1,103,426
Comcast Corp., “A” (f)	10,313	606,714
		$1,730,908
Chemicals – 0.6%
Celanese Corp.	392	$61,062
Eastman Chemical Co.	2,069	233,218
Element Solutions, Inc.	3,762	87,993
FMC Corp.	540	57,753
Givaudan S.A.	140	698,879
Ingevity Corp. (a)	833	70,755
		$1,209,660
Computer Software – 7.2%
8x8, Inc. (a)	2,825	$72,207
ACI Worldwide, Inc. (a)	649	22,261
Adobe Systems, Inc. (a)	1,962	1,219,638
Alkami Technology, Inc. (a)	1,501	46,966
ANSYS, Inc. (a)	1,451	534,635
Atlassian Corp. PLC, “A” (a)	114	37,064
Autodesk, Inc. (a)	1,018	326,910
Avalara, Inc. (a)	162	27,082
Black Knight, Inc. (a)	1,507	124,795
Cadence Design Systems, Inc. (a)(f)	8,903	1,314,528
Computer Modelling Group Ltd.	29,409	102,304
Coupa Software, Inc. (a)	352	76,384
CrowdStrike Holdings, Inc. (a)	1,935	490,735
Dassault Systemes SE	16,256	897,077
DocuSign, Inc. (a)	476	141,867
DoubleVerify Holdings, Inc. (a)	1,401	48,475
Eventbrite, Inc. (a)	4,751	84,425
Everbridge, Inc. (a)	566	79,931
McAfee Corp. (a)	1,139	30,833
Microsoft Corp. (f)(s)	15,603	4,445,451
Naver Corp.	1,667	629,446

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software – continued
nCino, Inc. (a)	610	$38,778
NetEase.com, Inc., ADR	1,180	120,608
OBIC Co. Ltd.	1,300	229,064
Okta, Inc. (a)	427	105,806
Open Lending Corp., “A” (a)	1,590	60,420
Oracle Corp. (f)	12,341	1,075,395
Pagerduty, Inc. (a)	1,385	56,217
Paycor HCM, Inc. (a)	1,897	52,167
Paylocity Holding Corp. (a)	268	55,599
Ping Identity Holding Corp. (a)	1,906	42,065
Procore Technologies, Inc. (a)(l)	336	34,702
RingCentral, Inc. (a)	309	82,586
salesforce.com, inc. (a)	368	89,030
SAP SE	4,715	675,879
Synopsys, Inc. (a)	1,409	405,778
VERTEX, Inc. (a)	2,666	50,387
Zendesk, Inc. (a)	201	26,237
Zoom Video Communications, Inc. (a)	456	172,414
		$14,126,146
Computer Software - Systems – 3.4%
Alten S.A.	584	$92,831
Amadeus IT Group S.A. (a)	7,199	471,739
Apple, Inc. (f)	17,331	2,527,900
Cancom SE	1,145	71,988
Constellation Software, Inc.	69	110,526
EMIS Group PLC	7,914	141,906
EPAM Systems, Inc. (a)	763	427,127
Fujitsu Ltd.	600	101,924
Hitachi Ltd.	16,600	953,349
HP, Inc.	4,359	125,844
Kinaxis, Inc. (a)	1,293	167,750
NICE Systems Ltd., ADR (a)	640	178,336
Q2 Holdings, Inc. (a)	1,024	105,790
Rapid7, Inc. (a)	1,185	134,794
Samsung Electronics Co. Ltd.	1,011	69,136
ServiceNow, Inc. (a)	448	263,375
Softchoice Corp. (a)(l)	2,626	60,514
Temenos AG	478	75,986
TransUnion	2,921	350,695
Venture Corp. Ltd.	10,700	150,200
Verint Systems, Inc. (a)	1,771	75,569
Zebra Technologies Corp., “A” (a)	183	101,104
		$6,758,383
Conglomerates – 0.1%
Ansell Ltd.	5,222	$150,728
DCC PLC	1,391	116,512
		$267,240
Construction – 1.5%
Armstrong World Industries, Inc.	602	$65,124
AvalonBay Communities, Inc., REIT	71	16,176
AZEK Co. LLC (a)	2,716	98,781
Builders FirstSource, Inc. (a)	1,577	70,177
Fortune Brands Home & Security, Inc.	547	53,316
GMS, Inc. (a)	485	23,828
Latch, Inc. (a)(l)	3,459	46,108
Lennar Corp.	1,772	186,326

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Construction – continued
Masco Corp.	1,550	$92,550
Mid-America Apartment Communities, Inc., REIT	423	81,681
Otis Worldwide Corp.	407	36,447
Pool Corp.	284	135,701
Pulte Homes, Inc.	3,359	184,308
Sherwin-Williams Co. (f)	2,580	750,857
Stanley Black & Decker, Inc.	450	88,673
Techtronic Industries Co. Ltd.	7,000	125,117
Toll Brothers, Inc. (f)	5,863	347,500
Trex Co., Inc. (a)	366	35,539
Vulcan Materials Co.	2,413	434,316
		$2,872,525
Consumer Products – 1.9%
Colgate-Palmolive Co. (f)	7,219	$573,910
Energizer Holdings, Inc.	1,649	70,660
Estee Lauder Cos., Inc., “A”	694	231,678
Kao Corp.	5,000	300,606
Kimberly-Clark Corp.	233	31,623
Kobayashi Pharmaceutical Co. Ltd.	7,900	629,607
L’Oréal S.A.	1,579	722,825
Newell Brands, Inc.	3,154	78,061
Prestige Consumer Healthcare, Inc. (a)	1,450	76,198
Procter & Gamble Co.	826	117,482
Reckitt Benckiser Group PLC	10,503	806,312
Reynolds Consumer Products, Inc.	994	28,279
Scotts Miracle-Gro Co.	632	111,839
		$3,779,080
Consumer Services – 0.5%
51job, Inc., ADR (a)	199	$14,332
Asante, Inc.	6,600	104,354
Boyd Group Services, Inc.	202	39,566
Bright Horizons Family Solutions, Inc. (a)	1,405	210,047
BrightView Holdings, Inc. (a)	1,560	25,007
Carsales.com Ltd.	1,565	25,227
F45 Training Holdings, Inc. (a)	3,224	47,522
Grand Canyon Education, Inc. (a)	1,253	115,739
MakeMyTrip Ltd. (a)	3,089	87,913
Meitec Corp.	2,000	112,898
Persol Holdings Co. Ltd.	1,400	28,230
Regis Corp. (a)	2,814	22,427
Seek Ltd.	958	20,578
Uber Technologies, Inc. (a)	1,867	81,140
		$934,980
Containers – 0.7%
Berry Global, Inc. (a)	2,283	$146,774
Brambles Ltd.	8,699	74,328
Crown Holdings, Inc.	439	43,795
Gerresheimer AG	1,750	182,786
Graphic Packaging Holding Co.	25,096	481,090
Owens Corning	901	86,640
Pactiv Evergreen, Inc.	3,820	55,276
SIG Combibloc Group AG	6,206	183,196
Silgan Holdings, Inc.	1,061	42,992
WestRock Co.	1,120	55,115
		$1,351,992

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electrical Equipment – 1.9%
Advanced Drainage Systems, Inc.	310	$37,848
AMETEK, Inc.	1,285	178,679
Generac Holdings, Inc. (a)	130	54,517
Halma PLC	24,111	968,228
Johnson Controls International PLC	2,141	152,910
Legrand S.A.	1,122	126,336
Littlefuse, Inc.	117	31,121
nVent Electric PLC	1,584	50,070
Rockwell Automation, Inc.	1,160	356,607
Schneider Electric SE	7,553	1,266,012
Sensata Technologies Holding PLC (a)	2,660	155,929
Spectris PLC	5,238	259,925
TE Connectivity Ltd.	525	77,422
TriMas Corp. (a)	1,740	56,933
WESCO International, Inc. (a)	391	41,622
		$3,814,159
Electronics – 3.5%
Advanced Energy Industries, Inc.	821	$85,179
Analog Devices, Inc.	2,898	485,183
Applied Materials, Inc.	1,491	208,636
ASM International N.V.	730	258,836
ASM Pacific Technology Ltd.	5,700	73,536
Broadcom, Inc.	279	135,427
Cohu, Inc. (a)	812	28,753
Corning, Inc.	1,190	49,813
Entegris, Inc.	1,616	194,954
Intel Corp. (f)	17,787	955,518
Kyocera Corp.	900	55,627
Lam Research Corp.	83	52,905
Marvell Technology, Inc.	1,306	79,026
Monolithic Power Systems, Inc.	728	327,061
nLIGHT, Inc. (a)	630	21,855
NVIDIA Corp.	5,830	1,136,792
NXP Semiconductors N.V.	1,088	224,552
ON Semiconductor Corp. (a)	1,163	45,427
Plexus Corp. (a)	809	73,069
Silicon Laboratories, Inc. (a)	277	41,270
Silicon Motion Technology Corp., ADR	1,503	112,710
Taiwan Semiconductor Manufacturing Co. Ltd.	3,654	76,086
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	14,182	1,654,188
Texas Instruments, Inc. (f)	3,008	573,385
		$6,949,788
Energy - Independent – 0.6%
Cabot Oil & Gas Corp.	1,671	$26,736
ConocoPhillips	775	43,447
Devon Energy Corp.	2,955	76,357
Diamondback Energy, Inc.	727	56,074
Hess Corp.	650	49,686
Magnolia Oil & Gas Corp., “A”	4,157	58,198
Marathon Petroleum Corp.	1,846	101,936
Oil Search Ltd.	13,697	38,296
Pioneer Natural Resources Co.	563	81,843
Reliance Industries Ltd.	16,036	438,595
Valero Energy Corp.	3,655	244,775
Viper Energy Partners LP	2,344	42,216
		$1,258,159

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Energy - Integrated – 0.2%
Cairn Energy PLC	13,377	$23,744
Eni S.p.A.	4,075	48,456
Exxon Mobil Corp.	3,051	175,646
Galp Energia SGPS S.A.	5,926	57,812
Idemitsu Kosan Co. Ltd.	2,000	47,018
		$352,676
Engineering - Construction – 0.2%
APi Group, Inc. (a)	3,165	$72,542
Quanta Services, Inc.	3,373	306,606
		$379,148
Entertainment – 0.0%
Manchester United PLC, “A”	3,423	$55,042
Food & Beverages – 2.4%
Archer Daniels Midland Co.	744	$44,431
Britvic PLC	7,669	103,881
Chocoladefabriken Lindt & Sprungli AG	39	436,993
Coca-Cola European Partners PLC	862	53,496
Danone S.A.	1,330	97,913
Duckhorn Portfolio, Inc. (a)	1,707	37,503
Hostess Brands, Inc. (a)	4,320	69,509
Ingredion, Inc.	401	35,212
J.M. Smucker Co.	354	46,413
Kellogg Co.	817	51,765
Laird Superfood, Inc. (a)(l)	322	8,984
Mondelez International, Inc.	3,138	198,510
Morinaga & Co. Ltd.	3,900	124,112
Nestle S.A.	14,329	1,815,940
Nestle S.A., ADR	3,702	468,897
Nomad Foods Ltd. (a)	1,836	47,956
Oatly Group AB, ADR (a)	3,431	60,900
PepsiCo, Inc.	398	62,466
S Foods, Inc.	3,700	115,628
Toyo Suisan Kaisha Ltd.	7,200	275,185
Tyson Foods, Inc., “A”	7,261	518,871
		$4,674,565
Food & Drug Stores – 0.4%
Albertsons Cos., Inc., “A” (l)	1,996	$43,114
JM Holdings Co. Ltd. (l)	4,000	76,424
Kroger Co.	4,047	164,713
Patlac Corp.	2,000	92,829
Sugi Holdings Co. Ltd.	400	29,486
Sundrug Co. Ltd.	3,600	116,862
Wal-Mart Stores, Inc.	1,517	216,248
		$739,676
Forest & Paper Products – 0.0%
Suzano Papel e Celulose S.A., ADR (a)	4,782	$49,876
Furniture & Appliances – 0.0%
IMAX Corp. (a)	1,424	$22,983
Gaming & Lodging – 0.6%
Caesars Entertainment, Inc. (a)	810	$70,761
Flutter Entertainment PLC (a)	3,511	600,276
Genius Sports Ltd. (SPAC) (a)	3,800	65,056

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Gaming & Lodging – continued
International Game Technology PLC (a)	3,264	$61,200
Marriott International, Inc., “A” (a)	562	82,041
Penn National Gaming, Inc. (a)	712	48,686
Tabcorp Holdings Ltd.	28,129	102,555
Wyndham Hotels & Resorts, Inc.	1,348	97,137
		$1,127,712
General Merchandise – 0.4%
B&M European Value Retail S.A.	14,543	$111,788
Costco Wholesale Corp.	807	346,784
Dollar General Corp.	235	54,670
Dollar Tree, Inc. (a)	291	29,039
Dollarama, Inc.	4,043	190,386
Ollie's Bargain Outlet Holdings, Inc. (a)	277	25,789
		$758,456
Health Maintenance Organizations – 0.5%
Cigna Corp. (f)	4,113	$943,892
Humana, Inc.	87	37,050
		$980,942
Insurance – 2.6%
AIA Group Ltd.	75,000	$898,516
Allstate Corp.	2,893	376,235
American International Group, Inc.	915	43,325
Aon PLC	2,664	692,720
Arthur J. Gallagher & Co.	1,797	250,340
Assurant, Inc.	429	67,700
Athene Holding Ltd. (a)	930	60,097
Beazley PLC (a)	37,289	203,388
Chubb Ltd.	2,588	436,699
Cincinnati Financial Corp.	450	53,046
CNO Financial Group, Inc.	2,601	59,407
Equitable Holdings, Inc.	7,808	241,033
Everest Re Group Ltd.	1,527	386,071
Hanover Insurance Group, Inc.	642	87,248
Hartford Financial Services Group, Inc.	1,443	91,804
Hiscox Ltd.	2,903	35,364
Marsh & McLennan Cos., Inc.	2,557	376,441
MetLife, Inc. (f)	8,058	464,947
Metromile, Inc. (a)(l)	4,613	32,706
Reinsurance Group of America, Inc.	631	69,523
Selective Insurance Group, Inc.	594	48,322
SiriusPoint Ltd. (a)	2,700	26,460
Willis Towers Watson PLC	265	54,611
Zurich Insurance Group AG	218	88,033
		$5,144,036
Internet – 3.6%
Alphabet, Inc., “A” (a)	861	$2,319,990
Alphabet, Inc., “C” (a)	744	2,012,089
Facebook, Inc., “A” (a)(f)	4,703	1,675,679
IAC/InterActiveCorp (a)	703	96,515
Match Group, Inc. (a)	2,084	331,919
Scout24 AG	681	58,342
Talkspace, Inc. (a)(l)	5,217	30,780
Tencent Holdings Ltd.	10,000	616,382
Vimeo, Inc. (a)	1,140	51,072
		$7,192,768

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Leisure & Toys – 0.7%
Activision Blizzard, Inc.	1,733	$144,914
Brunswick Corp.	910	95,004
Electronic Arts, Inc.	1,871	269,349
Funko, Inc., “A” (a)	1,263	23,568
Malibu Boats, Inc., “A” (a)	937	78,389
Mattel, Inc. (a)	1,920	41,702
Naspers Ltd.	225	43,338
Polaris, Inc.	1,920	251,654
Take-Two Interactive Software, Inc. (a)	1,969	341,464
Thule Group AB	569	28,713
Yamaha Corp.	700	38,775
		$1,356,870
Machinery & Tools – 3.5%
AGCO Corp.	6,748	$891,478
Azbil Corp.	2,200	85,804
BELIMO Holding AG	381	196,840
Caterpillar, Inc.	635	131,286
Cummins, Inc.	766	177,789
Daikin Industries Ltd.	700	145,512
Eaton Corp. PLC	3,863	610,547
Enerpac Tool Group Corp.	782	20,074
GEA Group AG	8,790	389,871
IDEX Corp.	674	152,789
Illinois Tool Works, Inc.	2,290	519,074
Ingersoll Rand, Inc. (a)	1,867	91,240
ITT, Inc.	493	48,270
Kubota Corp.	5,600	117,022
Nordson Corp.	789	178,417
PACCAR, Inc.	652	54,109
Regal Beloit Corp.	5,239	771,338
Rexnord Corp.	614	34,587
Ritchie Bros. Auctioneers, Inc.	1,449	86,549
Ritchie Bros. Auctioneers, Inc.	11,135	664,744
Roper Technologies, Inc.	541	265,815
Schindler Holding AG	878	284,186
SMC Corp.	200	118,847
Spirax-Sarco Engineering PLC	4,170	870,025
Trane Technologies PLC	117	23,822
Wabtec Corp.	622	52,789
		$6,982,824
Major Banks – 1.3%
Bank of America Corp. (f)	8,571	$328,784
BNP Paribas	2,459	150,079
Capital One Financial Corp.	840	135,828
Comerica, Inc.	630	43,256
Credit Suisse Group AG	7,000	70,367
DBS Group Holdings Ltd.	5,200	116,707
Goldman Sachs Group, Inc.	798	299,154
JPMorgan Chase & Co. (f)	6,341	962,437
KeyCorp	2,828	55,599
Mitsubishi UFJ Financial Group, Inc.	17,200	91,130
Morgan Stanley	835	80,143
NatWest Group PLC	32,200	90,590
PNC Financial Services Group, Inc.	330	60,195
State Street Corp.	533	46,446
UBS Group AG	6,747	111,277
		$2,641,992

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical & Health Technology & Services – 2.1%
AmerisourceBergen Corp.	345	$42,149
Burning Rock Biotech Ltd., ADR (a)	3,573	81,393
Certara, Inc. (a)	2,756	74,991
Charles River Laboratories International, Inc. (a)	1,009	410,582
CVS Health Corp. (f)	3,348	275,741
Guardant Health, Inc. (a)	185	20,313
HCA Healthcare, Inc.	1,464	363,365
Health Catalyst, Inc. (a)	440	25,546
HealthEquity, Inc. (a)	676	50,010
Hogy Medical Co. Ltd.	4,000	125,800
ICON PLC (a)	2,924	711,321
IDEXX Laboratories, Inc. (a)	581	394,226
Laboratory Corp. of America Holdings (a)	350	103,653
LifeStance Health Group, Inc. (a)	1,934	45,836
McKesson Corp.	3,584	730,527
Premier, Inc., “A”	2,763	98,473
Quest Diagnostics, Inc.	379	53,742
Syneos Health, Inc. (a)	2,907	260,671
Universal Health Services, Inc.	1,187	190,407
		$4,058,746
Medical Equipment – 3.1%
Acutus Medical, Inc. (a)	1,592	$24,517
Agilent Technologies, Inc.	1,016	155,682
Agiliti Health, Inc. (a)	2,272	44,508
Avantor, Inc. (a)	5,271	198,084
Becton, Dickinson and Co.	175	44,756
Bio-Techne Corp.	504	243,049
Boston Scientific Corp. (a)	5,862	267,307
Danaher Corp.	1,560	464,084
Dentsply Sirona, Inc.	768	50,719
Envista Holdings Corp. (a)	2,340	100,807
EssilorLuxottica	3,413	644,387
Hologic, Inc. (a)	494	37,070
Koninklijke Philips N.V.	2,597	119,808
Maravai Lifesciences Holdings, Inc., “A” (a)	1,309	57,557
Masimo Corp. (a)	483	131,564
Medtronic PLC	5,300	695,943
Nevro Corp. (a)	273	42,315
Nihon Kohden Corp.	2,500	76,858
OptiNose, Inc. (a)(l)	2,329	6,614
Outset Medical, Inc. (a)	582	23,839
PerkinElmer, Inc.	2,042	372,114
QIAGEN N.V. (a)	8,518	456,621
Quidel Corp. (a)	223	31,548
Shimadzu Corp.	3,700	149,234
Silk Road Medical, Inc. (a)	358	17,964
Smith & Nephew PLC	5,919	120,285
STERIS PLC	1,117	243,450
Terumo Corp.	1,600	62,120
Thermo Fisher Scientific, Inc. (f)	1,818	981,738
West Pharmaceutical Services, Inc.	350	144,105
Zimmer Biomet Holdings, Inc.	469	76,644
		$6,085,291

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Metals & Mining – 0.1%
Arconic Corp. (a)	1,478	$53,119
Glencore PLC	16,780	75,466
Kaiser Aluminum Corp.	252	30,663
		$159,248
Natural Gas - Distribution – 0.3%
Atmos Energy Corp.	270	$26,619
China Resources Gas Group Ltd.	8,000	49,311
Italgas S.p.A.	17,471	118,423
New Jersey Resources Corp.	1,502	57,857
South Jersey Industries, Inc.	2,826	71,130
UGI Corp.	4,410	202,816
		$526,156
Natural Gas - Pipeline – 0.5%
APA Group	4,521	$31,618
Cheniere Energy, Inc. (a)	1,263	107,266
Enterprise Products Partners LP	1,124	25,368
Equitrans Midstream Corp.	1,072	8,812
ONEOK, Inc.	4,207	218,638
Plains GP Holdings LP	9,624	100,956
Targa Resources Corp.	7,189	302,729
TC Energy Corp.	1,051	51,236
Williams Cos., Inc.	6,717	168,261
		$1,014,884
Network & Telecom – 0.4%
CoreSite Realty Corp., REIT	1,442	$199,299
Equinix, Inc., REIT	42	34,457
Motorola Solutions, Inc.	309	69,191
Palo Alto Networks, Inc. (a)	249	99,363
Qualcomm, Inc.	1,091	163,432
VTech Holdings Ltd.	15,100	150,294
		$716,036
Oil Services – 0.1%
ChampionX Corp. (a)	2,935	$68,209
Frank's International N.V. (a)	8,149	22,410
Halliburton Co.	1,222	25,271
		$115,890
Other Banks & Diversified Financials – 3.2%
AIB Group PLC (a)	15,381	$37,805
Air Lease Corp.	757	32,067
American Express Co.	2,590	441,673
Bank of Hawaii Corp.	682	57,090
Bank OZK	724	29,474
Brookline Bancorp, Inc.	3,550	51,013
Cathay General Bancorp, Inc.	2,148	81,345
Chiba Bank Ltd.	17,700	101,169
Citigroup, Inc. (f)	19,251	1,301,753
Credicorp Ltd. (a)	424	42,807
Discover Financial Services	553	68,749
East West Bancorp, Inc.	1,356	96,479
Element Fleet Management Corp.	8,514	97,451
Encore Capital Group, Inc. (a)	1,668	78,963
First Hawaiian, Inc.	2,646	72,844
Gores Holdings V, Inc. (a)	3,050	30,469
Grupo Financiero Banorte S.A. de C.V.	37,437	242,700

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Other Banks & Diversified Financials – continued
Hanmi Financial Corp.	2,114	$38,538
HDFC Bank Ltd.	6,179	118,900
HDFC Bank Ltd., ADR	6,531	460,893
ING Groep N.V.	6,455	83,050
Julius Baer Group Ltd.	1,243	82,249
Lakeland Financial Corp.	672	44,937
Macquarie Group Ltd.	603	69,581
Metropolitan Bank & Trust Co.	93,517	80,449
Northern Trust Corp.	878	99,082
Prosperity Bancshares, Inc.	2,155	146,949
Sandy Spring Bancorp, Inc.	686	28,531
Signature Bank	366	83,071
SLM Corp.	20,368	383,529
SVB Financial Group (a)	99	54,446
Synchrony Financial	3,445	161,984
Textainer Group Holdings Ltd. (a)	2,627	84,800
Triton International Ltd. of Bermuda	639	33,733
Truist Financial Corp.	1,090	59,329
UMB Financial Corp.	927	86,767
Umpqua Holdings Corp.	6,742	127,222
Visa, Inc., “A” (f)	4,067	1,002,068
Wintrust Financial Corp.	1,217	86,894
Zions Bancorp NA	2,209	115,199
		$6,396,052
Pharmaceuticals – 3.0%
Annexon, Inc. (a)	915	$19,270
Bayer AG	5,322	317,492
Bristol-Myers Squibb Co.	6,836	463,959
Collegium Pharmaceutical, Inc. (a)	959	23,869
Eli Lilly & Co. (f)	2,673	650,875
Harmony Biosciences Holdings (a)	866	22,655
Johnson & Johnson (f)	9,914	1,707,191
Kyowa Kirin Co. Ltd.	3,200	104,014
Merck & Co., Inc. (f)	3,271	251,442
Novartis AG	2,477	229,366
Novo Nordisk A.S., “B”	2,971	274,785
Organon & Co. (a)(f)	1,762	51,113
Roche Holding AG	3,008	1,163,386
Santen Pharmaceutical Co. Ltd.	14,100	191,052
SpringWorks Therapeutics, Inc. (a)	499	42,764
Turning Point Therapeutics, Inc. (a)	355	22,656
Viatris, Inc.	1,829	25,734
Zoetis, Inc.	1,416	287,023
		$5,848,646
Pollution Control – 0.1%
GFL Environmental, Inc.	1,558	$54,328
Republic Services, Inc.	540	63,914
U.S. Ecology, Inc. (a)	964	33,740
		$151,982
Precious Metals & Minerals – 0.6%
Agnico-Eagle Mines Ltd.	8,083	$522,907
Agnico-Eagle Mines Ltd.	1,234	79,815
Franco-Nevada Corp.	2,431	388,831
Wheaton Precious Metals Corp.	3,704	171,098
		$1,162,651

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Printing & Publishing – 0.2%
China Literature Ltd. (a)	12,000	$111,180
Wolters Kluwer N.V.	2,770	315,711
		$426,891
Railroad & Shipping – 0.6%
Canadian National Railway Co.	4,779	$519,143
Canadian Pacific Railway Ltd.	619	46,004
CSX Corp.	6,857	221,618
Kansas City Southern Co.	96	25,709
Sankyu, Inc.	1,400	62,871
StealthGas, Inc. (a)	2,323	5,947
Union Pacific Corp.	1,241	271,481
		$1,152,773
Real Estate – 2.5%
Annaly Mortgage Management, Inc., REIT	1,945	$16,513
Ascendas Real Estate Investment Trust, REIT	39,002	89,809
Big Yellow Group PLC, REIT	2,564	51,749
Boston Properties, Inc., REIT	224	26,293
Brixmor Property Group, Inc., REIT	6,862	157,963
Broadstone Net Lease, Inc.	2,287	59,508
Concentradora Fibra Danhos S.A. de C.V., REIT	49,909	58,242
Deutsche Wohnen SE	5,302	331,079
Douglas Emmett, Inc., REIT	695	23,213
Empire State Realty Trust, REIT, “A”	24,788	283,327
EPR Properties, REIT	2,030	102,109
ESR Cayman Ltd. (a)	47,800	167,921
Extra Space Storage, Inc., REIT	1,607	279,843
Grand City Properties S.A.	3,803	101,053
Hibernia PLC, REIT	48,703	75,453
Host Hotels & Resorts, Inc., REIT (a)	2,562	40,813
Industrial Logistics Properties Trust, REIT	4,258	115,392
Innovative Industrial Properties, Inc., REIT	239	51,383
LEG Immobilien AG	805	127,340
Lexington Realty Trust, REIT	4,489	59,030
Life Storage, Inc., REIT	1,305	153,155
Mapletree Commercial Trust, REIT	41,700	66,476
Medical Properties Trust, Inc., REIT	2,218	46,644
National Storage Affiliates Trust, REIT	748	40,519
Office Properties Income Trust, REIT	873	25,300
Omega Healthcare Investors, Inc., REIT	14,874	539,629
Phillips Edison & Co., REIT (a)	1,517	42,476
Public Storage, Inc., REIT	1,321	412,786
Spirit Realty Capital, Inc., REIT	650	32,643
STAG Industrial, Inc., REIT	3,859	159,454
STORE Capital Corp., REIT	4,597	166,365
Sun Communities, Inc., REIT	385	75,502
TAG Immobilien AG	20,270	672,787
Two Harbors Investment Corp., REIT	10,576	67,792
VICI Properties, Inc., REIT	2,184	68,119
W.P. Carey, Inc., REIT	656	52,933
		$4,840,613
Restaurants – 0.4%
Aramark	1,151	$40,435
Chipotle Mexican Grill, Inc., “A” (a)	51	95,036
Domino's Pizza, Inc.	255	134,000
Performance Food Group Co. (a)	399	18,282
Starbucks Corp.	3,131	380,197

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Restaurants – continued
Wendy's Co.	3,249	$75,409
Yum China Holdings, Inc.	972	60,449
		$803,808
Specialty Chemicals – 1.7%
Air Products & Chemicals, Inc.	110	$32,013
Akzo Nobel N.V.	857	105,830
Ashland Global Holdings, Inc.	585	49,766
Avient Corp.	1,529	74,187
Axalta Coating Systems Ltd. (a)	6,317	190,141
Corteva, Inc.	1,400	59,892
Croda International PLC	2,235	261,580
Diversey Holdings Ltd. (a)	2,810	46,871
Dow, Inc.	1,293	80,373
DuPont de Nemours, Inc.	1,293	97,039
Kansai Paint Co. Ltd.	5,500	135,138
Linde PLC	3,588	1,098,755
Nitto Denko Corp.	1,100	81,837
Rogers Corp. (a)	218	41,551
Sika AG	2,130	750,326
Symrise AG	789	116,339
Univar Solutions, Inc. (a)	3,444	84,516
		$3,306,154
Specialty Stores – 2.9%
ACV Auctions, Inc. (a)	3,219	$74,552
Amazon.com, Inc.(a)(f)(s)	876	2,914,969
AutoZone, Inc. (a)	130	211,064
Burlington Stores, Inc. (a)	565	189,162
Farfetch Ltd., “A” (a)	244	12,229
Home Depot, Inc.	874	286,838
Just Eat Takeaway.com (a)	1,033	91,609
Leslie's, Inc. (a)	3,387	82,473
Lowe's Cos., Inc.	1,130	217,740
Lululemon Athletica, Inc. (a)	678	271,315
Ocado Group PLC (a)	642	16,554
O'Reilly Automotive, Inc. (a)	227	137,072
Petco Health & Wellness Co., Inc. (a)	2,154	44,437
Ross Stores, Inc.	298	36,562
Ryohin Keikaku Co. Ltd.	3,600	73,567
Target Corp. (f)	3,137	818,914
ThredUp, Inc. (a)(l)	1,905	45,453
Ulta Beauty, Inc. (a)	233	78,241
Urban Outfitters, Inc. (a)	2,861	106,372
Vroom, Inc. (a)	792	29,336
ZOZO, Inc.	500	17,026
Zumiez, Inc. (a)	1,450	63,292
		$5,818,777
Telecommunications - Wireless – 0.4%
Advanced Info Service Public Co. Ltd.	6,900	$37,683
Cellnex Telecom S.A.	3,386	220,674
KDDI Corp.	2,700	82,399
Liberty Broadband Corp. (a)	361	64,074
SBA Communications Corp., REIT	696	237,329
SoftBank Group Corp.	1,100	69,130
T-Mobile USA, Inc. (a)	334	48,103
		$759,392

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Telephone Services – 0.1%
Hellenic Telecommunications Organization S.A.	2,351	$42,893
Infrastrutture Wireless Italiane S.p.A.	10,284	116,358
Tele2 AB, “B”	895	13,147
		$172,398
Tobacco – 0.6%
Altria Group, Inc.	6,200	$297,848
British American Tobacco PLC	2,915	108,610
Japan Tobacco, Inc.	2,800	54,756
Philip Morris International, Inc. (f)	6,539	654,489
Swedish Match AB	11,973	107,207
		$1,222,910
Trucking – 0.4%
CryoPort, Inc. (a)	1,176	$72,583
Hamakyorex Co. Ltd.	2,000	57,778
Knight-Swift Transportation Holdings, Inc.	2,113	104,995
Schneider National, Inc.	3,331	74,747
Seino Holdings Co. Ltd.	9,100	115,814
SG Holdings Co. Ltd.	7,000	189,022
United Parcel Service, Inc., “B”	672	128,594
		$743,533
Utilities - Electric Power – 1.7%
AES Corp.	2,421	$57,378
Ameren Corp.	582	48,841
American Electric Power Co., Inc.	253	22,294
Array Technologies, Inc. (a)	3,465	46,916
Black Hills Corp.	1,152	77,933
CenterPoint Energy, Inc.	2,239	57,005
CLP Holdings Ltd.	4,500	46,441
CMS Energy Corp.	991	61,234
Dominion Energy, Inc.	4,905	367,237
Duke Energy Corp. (f)	5,281	555,086
E.ON SE	4,195	51,614
Edison International	639	34,826
Eversource Energy	742	64,012
Exelon Corp. (f)	7,387	345,712
Iberdrola S.A.	7,819	94,237
NextEra Energy, Inc.	527	41,053
NRG Energy, Inc.	10,652	439,289
Orsted A.S.	322	47,825
PG&E Corp. (a)	8,329	73,212
Pinnacle West Capital Corp.	759	63,414
Portland General Electric Co.	1,481	72,421
Public Service Enterprise Group, Inc.	1,129	70,258
Sempra Energy	398	51,999
Shoals Technologies Group, Inc. (a)	2,617	76,129
Southern Co.	8,220	525,011
		$3,391,377
Total Common Stocks		$146,414,180
Bonds – 19.2%
Aerospace & Defense – 0.4%
BAE Systems PLC, 3.4%, 4/15/2030 (n)	$200,000	$220,992
Boeing Co., 5.15%, 5/01/2030	140,000	166,710
Boeing Co., 3.75%, 2/01/2050	57,000	59,242
Huntington Ingalls Industries, Inc., 3.844%, 5/01/2025	83,000	90,822

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Aerospace & Defense – continued
Huntington Ingalls Industries, Inc., 3.483%, 12/01/2027	$160,000	$174,990
		$712,756
Apparel Manufacturers – 0.0%
Tapestry, Inc., 4.125%, 7/15/2027	$70,000	$76,442
Asset-Backed & Securitized – 0.4%
Benchmark Mortgage Trust, 2021-B27, “XA”, 1.274%, 7/15/2054 (i)	$6,106,508	$607,138
KREF Ltd., 2018-FT1, “A”, FLR, 1.163% (LIBOR - 1mo. + 1.1%), 2/15/2039 (z)	100,000	99,995
KREF Ltd., 2018-FT1, “AS”, FLR, 1.393% (LIBOR - 1mo. + 1.3%), 2/15/2039 (z)	100,000	99,998
		$807,131
Automotive – 0.7%
Aptiv PLC, 5.4%, 3/15/2049	$150,000	$209,054
Hyundai Capital America, 2%, 6/15/2028 (n)	149,000	149,121
Hyundai Capital America, 6.375%, 4/08/2030 (n)	371,000	486,227
Lear Corp., 3.8%, 9/15/2027	221,000	246,836
Volkswagen Group of America Finance LLC, 3.35%, 5/13/2025 (n)	200,000	216,493
		$1,307,731
Broadcasting – 0.7%
Discovery Communications LLC, 3.625%, 5/15/2030	$150,000	$165,383
Discovery Communications LLC, 4%, 9/15/2055	119,000	127,813
Prosus N.V., 3.68%, 1/21/2030 (n)	200,000	210,650
Prosus N.V., 3.832%, 2/08/2051 (n)	200,000	185,765
Walt Disney Co., 3.35%, 3/24/2025	160,000	174,635
Walt Disney Co., 3.5%, 5/13/2040	237,000	267,677
Walt Disney Co., 3.8%, 5/13/2060	150,000	181,101
		$1,313,024
Brokerage & Asset Managers – 0.2%
Brookfield Finance, Inc., 2.34%, 1/30/2032	$206,000	$208,199
E*TRADE Financial Corp., 3.8%, 8/24/2027	131,000	147,694
Intercontinental Exchange, Inc., 1.85%, 9/15/2032	66,000	63,972
Intercontinental Exchange, Inc., 3%, 9/15/2060	65,000	64,669
		$484,534
Building – 0.2%
Masco Corp., 4.5%, 5/15/2047	$48,000	$58,883
Vulcan Materials Co., 3.5%, 6/01/2030	137,000	152,725
Vulcan Materials Co., 4.5%, 6/15/2047	78,000	96,199
		$307,807
Business Services – 0.5%
Equinix, Inc., 2.5%, 5/15/2031	$155,000	$160,799
Equinix, Inc., 3%, 7/15/2050	98,000	96,582
Fiserv, Inc., 4.4%, 7/01/2049	75,000	92,413
Mastercard, Inc., 3.85%, 3/26/2050	78,000	96,360
NXP Semiconductors N.V., 3.4%, 5/01/2030 (n)	224,000	247,808
Visa, Inc., 2.7%, 4/15/2040	200,000	209,353
		$903,315
Cable TV – 0.3%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.384%, 10/23/2035	$335,000	$452,408
Comcast Corp., 3.75%, 4/01/2040	100,000	115,921
		$568,329

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Chemicals – 0.3%
LYB International Finance III, LLC, 3.625%, 4/01/2051	$143,000	$158,140
Sherwin-Williams Co., 3.45%, 6/01/2027	155,000	172,255
Sherwin-Williams Co., 4.5%, 6/01/2047	156,000	197,858
		$528,253
Computer Software – 0.4%
Dell International LLC/EMC Corp., 4.9%, 10/01/2026	$413,000	$481,389
Microsoft Corp., 2.525%, 6/01/2050	350,000	349,823
		$831,212
Computer Software - Systems – 0.2%
Apple, Inc., 2.05%, 9/11/2026	$172,000	$180,644
Apple, Inc., 2.65%, 5/11/2050	196,000	193,136
		$373,780
Conglomerates – 0.4%
Carrier Global Corp., 2.722%, 2/15/2030	$155,000	$164,179
Carrier Global Corp., 3.377%, 4/05/2040	141,000	151,933
Otis Worldwide Corp., 2.565%, 2/15/2030	129,000	136,293
Westinghouse Air Brake Technologies Corp., 4.95%, 9/15/2028	212,000	248,616
		$701,021
Consumer Products – 0.1%
Mattel, Inc., 3.75%, 4/01/2029 (n)	$96,000	$101,452
Whirlpool Corp., 4.75%, 2/26/2029	78,000	93,035
		$194,487
Consumer Services – 0.1%
Booking Holdings, Inc., 3.55%, 3/15/2028	$132,000	$147,994
Electrical Equipment – 0.1%
Arrow Electronics, Inc., 3.875%, 1/12/2028	$260,000	$291,876
Electronics – 0.4%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.5%, 1/15/2028	$306,000	$335,925
Broadcom, Inc., 5%, 4/15/2030	175,000	208,925
Broadcom, Inc., 3.469%, 4/15/2034 (n)	91,000	96,891
NXP B.V./NXP Funding LLC, 4.625%, 6/01/2023 (n)	200,000	214,214
		$855,955
Emerging Market Quasi-Sovereign – 0.3%
Ecopetrol S.A., 5.375%, 6/26/2026	$237,000	$260,084
Ecopetrol S.A., 6.875%, 4/29/2030	140,000	169,036
Qatar Petroleum, 3.125%, 7/12/2041 (n)	200,000	207,374
		$636,494
Emerging Market Sovereign – 0.3%
Republic of Panama, 2.252%, 9/29/2032	$241,000	$233,683
State of Qatar, 3.75%, 4/16/2030 (n)	200,000	227,440
United Mexican States, 2.659%, 5/24/2031	200,000	196,704
		$657,827
Energy - Independent – 0.2%
Diamondback Energy, Inc., 3.125%, 3/24/2031	$103,000	$108,126
Hess Corp., 5.8%, 4/01/2047	150,000	195,346
		$303,472

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Energy - Integrated – 0.2%
Cenovus Energy, Inc., 5.375%, 7/15/2025	$159,000	$181,403
Cenovus Energy, Inc., 6.75%, 11/15/2039	24,000	32,740
Eni S.p.A., 4.75%, 9/12/2028 (n)	200,000	237,755
		$451,898
Financial Institutions – 0.3%
AerCap Ireland Capital DAC, 3.65%, 7/21/2027	$150,000	$161,072
Avolon Holdings Funding Ltd., 4.25%, 4/15/2026 (n)	100,000	109,322
Avolon Holdings Funding Ltd., 4.375%, 5/01/2026 (n)	94,000	103,370
Avolon Holdings Funding Ltd., 2.75%, 2/21/2028 (n)	180,000	181,639
		$555,403
Food & Beverages – 0.8%
Anheuser-Busch InBev Worldwide, Inc., 3.5%, 6/01/2030	$307,000	$345,571
Anheuser-Busch InBev Worldwide, Inc., 5.55%, 1/23/2049	150,000	210,695
Bacardi Ltd., 5.15%, 5/15/2038 (n)	114,000	144,775
Constellation Brands, Inc., 3.5%, 5/09/2027	300,000	332,582
Constellation Brands, Inc., 3.15%, 8/01/2029	168,000	181,796
Constellation Brands, Inc., 4.1%, 2/15/2048	269,000	312,920
SYSCO Corp., 2.4%, 2/15/2030	24,000	24,904
SYSCO Corp., 4.45%, 3/15/2048	43,000	52,037
		$1,605,280
Forest & Paper Products – 0.1%
Celulosa Arauco y Constitucion, 4.2%, 1/29/2030 (n)	$200,000	$218,000
Gaming & Lodging – 0.1%
Marriott International, Inc., 4.625%, 6/15/2030	$50,000	$57,897
Marriott International, Inc., 2.85%, 4/15/2031	53,000	54,280
Marriott International, Inc., 3.5%, 10/15/2032	128,000	138,121
		$250,298
Industrial – 0.1%
Trustees of the University of Pennsylvania, 2.396%, 10/01/2050	$234,000	$231,147
Insurance - Health – 0.2%
UnitedHealth Group, Inc., 4.625%, 7/15/2035	$306,000	$392,857
Insurance - Property & Casualty – 0.4%
Fairfax Financial Holdings Ltd., 4.85%, 4/17/2028	$157,000	$183,069
Fairfax Financial Holdings Ltd., 4.625%, 4/29/2030	121,000	140,498
Fairfax Financial Holdings Ltd., 3.375%, 3/03/2031 (n)	59,000	62,955
Hartford Financial Services Group, Inc., 3.6%, 8/19/2049	145,000	161,542
Progressive Corp., 4.125%, 4/15/2047	77,000	97,075
Willis North America, Inc., 3.875%, 9/15/2049	200,000	227,845
		$872,984
International Market Sovereign – 0.1%
Government of Bermuda, 2.375%, 8/20/2030 (n)	$200,000	$200,500
Machinery & Tools – 0.2%
CNH Industrial Capital LLC, 3.85%, 11/15/2027	$332,000	$372,222
Major Banks – 3.1%
Australia and New Zealand Banking Group Ltd., 2.57%, 11/25/2035 (n)	$108,000	$106,705
Bank of America Corp., 3.366% to 1/23/2025, FLR (LIBOR - 3mo. + 0.81%) to 1/23/2026	700,000	753,382
Bank of America Corp., 3.419% to 12/20/2027, FLR (LIBOR - 3mo. + 1.04%) to 12/20/2028	355,000	390,072
Bank of America Corp., 2.496% to 2/13/2030, FLR (LIBOR - 3mo. + 0.99%) to 2/13/2031	159,000	163,843

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
Bank of America Corp., 3.311% to 4/22/2041, FLR (SOFR + 1.58%) to 4/22/2042	$248,000	$266,538
Commonwealth Bank of Australia, 3.61% to 9/12/2029, FLR (CMT - 1yr. + 2.05%) to 9/12/2034 (n)	200,000	214,628
Commonwealth Bank of Australia, 3.305%, 3/11/2041 (n)	200,000	210,202
Credit Agricole S.A., 1.247% to 1/26/2026, FLR (SOFR + 0.89162%) to 1/26/2027 (n)	250,000	248,021
Credit Suisse Group AG, 3.091% to 5/14/2031, FLR (SOFR + 1.73%) to 5/14/2032 (n)	250,000	261,141
Goldman Sachs Group, Inc., 2.908%, 7/21/2042	202,000	204,374
HSBC Holdings PLC, 2.099% to 6/04/2025, FLR (SOFR + 1.929%) to 6/04/2026	400,000	412,988
HSBC Holdings PLC, 2.357% to 8/18/2030, FLR (SOFR + 1.947%) to 8/18/2031	450,000	455,245
HSBC Holdings PLC, 5.25%, 3/14/2044	200,000	264,457
JPMorgan Chase & Co., 3.782% to 2/01/2027, FLR (LIBOR - 3mo. + 1.337%) to 2/01/2028	550,000	613,720
JPMorgan Chase & Co., 3.109% to 4/22/2040, FLR (SOFR + 2.46%) to 4/22/2041	100,000	106,185
Morgan Stanley, 3.125%, 7/27/2026	364,000	395,951
Morgan Stanley, 3.622% to 4/01/2030, FLR (SOFR + 3.12%) to 4/01/2031	306,000	344,184
Morgan Stanley, 3.217% to 4/22/2041, FLR (SOFR + 1.485%) to 4/22/2042	144,000	154,862
Sumitomo Mitsui Financial Group, Inc., 1.71%, 1/12/2031	200,000	195,364
UniCredit S.p.A., 2.569% to 9/22/2025, FLR (CMT - 1yr. + 2.3%) to 9/22/2026 (n)	350,000	357,220
		$6,119,082
Medical & Health Technology & Services – 0.6%
Alcon Finance Corp., 2.75%, 9/23/2026 (n)	$200,000	$213,054
Alcon, Inc., 2.6%, 5/27/2030 (n)	200,000	207,714
Becton, Dickinson and Co., 2.823%, 5/20/2030	350,000	372,247
HCA, Inc., 5.125%, 6/15/2039	176,000	224,364
Memorial Sloan-Kettering Cancer Center, 2.955%, 1/01/2050	99,000	103,960
		$1,121,339
Medical Equipment – 0.2%
Boston Scientific Corp., 3.75%, 3/01/2026	$84,000	$93,763
Danaher Corp., 2.6%, 10/01/2050	223,000	219,649
		$313,412
Metals & Mining – 0.2%
Anglo American Capital PLC, 4.5%, 3/15/2028 (n)	$200,000	$230,592
Glencore Funding LLC, 2.5%, 9/01/2030 (n)	100,000	100,865
Glencore Funding LLC, 2.85%, 4/27/2031 (n)	101,000	104,507
		$435,964
Midstream – 0.8%
Cheniere Corpus Christi Holdings LLC, 3.7%, 11/15/2029	$34,000	$37,513
Energy Transfer LP, 3.75%, 5/15/2030	52,000	56,730
Energy Transfer Partners LP, 5.15%, 3/15/2045	150,000	174,624
Enterprise Products Operating LLC, 3.7%, 1/31/2051	35,000	38,311
Galaxy Pipeline Assets Bidco Ltd., 1.75%, 9/30/2027 (n)	220,000	222,797
MPLX LP, 4.5%, 4/15/2038	182,000	209,333
Plains All American Pipeline LP/PAA Finance Corp., 3.55%, 12/15/2029	201,000	215,633
Plains All American Pipeline LP/PAA Finance Corp., 4.3%, 1/31/2043	150,000	152,517
Sabine Pass Liquefaction LLC, 4.2%, 3/15/2028	336,000	381,090
Sabine Pass Liquefaction LLC, 4.5%, 5/15/2030	102,000	119,289
		$1,607,837
Municipals – 0.3%
Michigan Finance Authority Hospital Rev. (Trinity Health Credit Group), 3.384%, 12/01/2040	$160,000	$180,947
New Jersey Transportation Trust Fund Authority, Transportation System, “B”, 4.081%, 6/15/2039	180,000	207,894
State of Florida, “A”, 2.154%, 7/01/2030	132,000	136,796
		$525,637
Natural Gas - Distribution – 0.1%
NiSource, Inc., 5.65%, 2/01/2045	$85,000	$119,149

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Natural Gas - Pipeline – 0.3%
APT Pipelines Ltd., 5%, 3/23/2035 (n)	$472,000	$592,911
Network & Telecom – 0.3%
AT&T, Inc., 2.75%, 6/01/2031	$364,000	$383,136
AT&T, Inc., 3.3%, 2/01/2052	185,000	184,784
Verizon Communications, Inc., 3.4%, 3/22/2041	95,000	102,649
		$670,569
Oil Services – 0.1%
Halliburton Co., 5%, 11/15/2045	$100,000	$122,283
Other Banks & Diversified Financials – 0.2%
Groupe BPCE S.A., 4.5%, 3/15/2025 (n)	$200,000	$221,892
Mizrahi Tefahot Bank Ltd., 3.077% to 4/07/2026, FLR (CMT - 5yr. + 2.25%) to 4/07/2031 (n)	200,000	200,600
		$422,492
Personal Computers & Peripherals – 0.1%
Equifax, Inc., 3.1%, 5/15/2030	$246,000	$268,005
Pollution Control – 0.1%
Republic Services, Inc., 1.45%, 2/15/2031	$175,000	$168,680
Real Estate - Apartment – 0.2%
American Homes 4 Rent, L.P., 2.375%, 7/15/2031	$117,000	$118,595
American Homes 4 Rent, L.P., 3.375%, 7/15/2051	119,000	123,111
Mid-America Apartment Communities, REIT, 1.7%, 2/15/2031	141,000	136,688
		$378,394
Real Estate - Office – 0.2%
Boston Properties, Inc., REIT, 2.55%, 4/01/2032	$141,000	$145,179
Corporate Office Property LP, REIT, 2.75%, 4/15/2031	176,000	180,192
		$325,371
Real Estate - Other – 0.2%
Lexington Realty Trust Co., 2.7%, 9/15/2030	$119,000	$123,595
Sun Communities, Inc., 2.7%, 7/15/2031	83,000	84,986
W.P. Carey, Inc., REIT, 2.4%, 2/01/2031	181,000	184,869
		$393,450
Real Estate - Retail – 0.3%
Brixmor Operating Partnership LP, REIT, 4.05%, 7/01/2030	$173,000	$197,059
National Retail Properties, Inc., REIT, 3.5%, 4/15/2051	46,000	49,629
Regency Centers Corp., 3.7%, 6/15/2030	85,000	95,974
STORE Capital Corp., 2.75%, 11/18/2030	210,000	216,092
VEREIT Operating Partnership LP, REIT, 3.1%, 12/15/2029	41,000	44,574
		$603,328
Retailers – 0.3%
Alimentation Couche-Tard, Inc., 3.8%, 1/25/2050 (n)	$151,000	$166,654
Home Depot, Inc., 3.9%, 6/15/2047	195,000	236,433
Kohl's Corp., 3.375%, 5/01/2031	186,000	195,014
		$598,101
Specialty Stores – 0.0%
Nordstrom, Inc., 4.25%, 8/01/2031	$97,000	$101,244

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Telecommunications - Wireless – 1.0%
American Tower Corp., REIT, 5%, 2/15/2024	$200,000	$221,248
American Tower Corp., REIT, 4%, 6/01/2025	264,000	290,602
Cellnex Finance Co. S.A., 3.875%, 7/07/2041 (n)	200,000	203,344
Crown Castle International Corp., 4.45%, 2/15/2026	304,000	344,631
Crown Castle International Corp., 3.7%, 6/15/2026	369,000	409,150
Rogers Communications, Inc., 3.7%, 11/15/2049	188,000	202,895
T-Mobile USA, Inc., 3.5%, 4/15/2025	240,000	260,635
		$1,932,505
Transportation - Services – 0.1%
ERAC USA Finance LLC, 3.8%, 11/01/2025 (n)	$197,000	$218,200
U.S. Treasury Obligations – 0.3%
U.S. Treasury Bonds, 1.375%, 11/15/2040 (f)	$450,000	$418,008
U.S. Treasury Notes, 1.125%, 8/15/2040	309,000	275,131
		$693,139
Utilities - Electric Power – 1.5%
Alabama Power Co., 3.45%, 10/01/2049	$177,000	$198,791
American Electric Power Co., Inc., 2.3%, 3/01/2030	105,000	107,558
CenterPoint Energy, Inc., 2.65%, 6/01/2031	103,000	107,206
Duke Energy Corp., 3.3%, 6/15/2041	213,000	224,056
Duke Energy Indiana LLC, 2.75%, 4/01/2050	76,000	75,441
Enel Finance International N.V., 4.875%, 6/14/2029 (n)	250,000	303,177
Evergy, Inc., 2.9%, 9/15/2029	275,000	295,608
FirstEnergy Corp., 2.65%, 3/01/2030	220,000	224,136
Jersey Central Power & Light Co., 4.3%, 1/15/2026 (n)	182,000	203,481
Jersey Central Power & Light Co., 2.75%, 3/01/2032 (n)	106,000	110,935
MidAmerican Energy Co., 3.95%, 8/01/2047	200,000	244,631
Pacific Gas & Electric Co., 2.5%, 2/01/2031	181,000	170,637
Pacific Gas & Electric Co., 4.95%, 7/01/2050	51,792	53,505
Southern California Edison, 4.5%, 9/01/2040	50,000	58,363
Southern California Edison, 2.95%, 2/01/2051	54,000	50,300
Southern California Edison Co.'s First & Refunding Mortgage Bonds, 3.65%, 2/01/2050	202,000	205,988
Virginia Electric & Power Co., 2.875%, 7/15/2029	263,000	286,560
		$2,920,373
Total Bonds		$37,805,494
Preferred Stocks – 0.1%
Consumer Products – 0.1%
Henkel AG & Co. KGaA	1,282	$129,996
	Strike Price	First Exercise
Warrants – 0.0%
Apparel Manufacturers – 0.0%
Compagnie Financiere Richemont S.A. (1 share for 2 warrants, Expiration 12/04/23) (a)	CHF 67.00	11/20/23	1,448	$1,055

Investment Companies (h) – 5.5%
Money Market Funds – 5.5%
MFS Institutional Money Market Portfolio, 0.03% (v)	10,919,436	$10,919,437

Portfolio of Investments (unaudited) – continued
Underlying/Expiration Date/Exercise Price	Put/Call	Counterparty	Notional Amount	Par Amount/ Number of Contracts	Value ($)
Purchased Options – 0.1%
Market Index Securities – 0.1%
S&P 500 Index – October 2021 @ $3,950	Put	Goldman Sachs International	$ 24,173,930	55	$234,300
Issuer	Shares/Par

Collateral for Securities Loaned – 0.1%
JPMorgan U.S. Government Money Market Fund, 0.03% (j)	159,588	$159,588
Written Options (see table below) – (0.1)%		$(149,545)
Securities Sold Short – (0.0)%
Telecommunications - Wireless – (0.0)%
Crown Castle International Corp., REIT	(73)	$(14,096)

Other Assets, Less Liabilities – 0.8%		1,524,986
Net Assets – 100.0%		$197,025,395
(a)	Non-income producing security.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts and cleared swap agreements.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $10,919,437 and $184,744,613, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $8,521,383, representing 4.3% of net assets.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short and/or certain derivative transactions.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:
Restricted Securities	Acquisition Date	Cost	Value
KREF Ltd., 2018-FT1, “A”, FLR, 1.163% (LIBOR - 1mo. + 1.1%), 2/15/2039	7/23/21	$100,000	$99,995
KREF Ltd., 2018-FT1, “AS”, FLR, 1.393% (LIBOR - 1mo. + 1.3%), 2/15/2039	7/23/21	100,000	99,998
Total Restricted Securities			$199,993
% of Net assets			0.1%
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
CMT	Constant Maturity Treasury
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
PIPE	Private Investment in Public Equity
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
SPAC	Special Purpose Acquisition Company
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar

Portfolio of Investments (unaudited) – continued
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	Turkish Lira
TWD	Taiwan Dollar
ZAR	South African Rand
Derivative Contracts at 7/31/21
Written Options
Underlying	Put/ Call	Counterparty	Par Amount/ Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Liability Derivatives
Market Index Securities
S&P 500 Index	Put	Goldman Sachs International	(55)	$(24,173,930)	$3,750.00	October – 2021	$(149,545)
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
GBP	683,381	USD	943,000	JPMorgan Chase Bank N.A.	9/24/2021	$7,028
USD	8,904,856	AUD	11,847,762	JPMorgan Chase Bank N.A.	9/24/2021	208,085
USD	178,499	BRL	909,113	Goldman Sachs International	9/24/2021	5,183
USD	125,821	DKK	785,682	Goldman Sachs International	9/24/2021	412
USD	688,161	DKK	4,297,065	JPMorgan Chase Bank N.A.	9/24/2021	2,270
USD	4,666,543	EUR	3,917,445	Goldman Sachs International	9/24/2021	14,538
USD	10,981,473	EUR	9,220,264	JPMorgan Chase Bank N.A.	9/24/2021	32,317
USD	2,089,905	HKD	16,225,825	Goldman Sachs International	9/24/2021	1,702
USD	192,772	HKD	1,496,573	JPMorgan Chase Bank N.A.	9/24/2021	168
USD	102,000	KRW	116,092,320	Goldman Sachs International	9/24/2021	1,157
USD	459,942	KRW	521,496,480	JPMorgan Chase Bank N.A.	9/24/2021	6,946
USD	1,013,000	NOK	8,817,507	Goldman Sachs International	9/24/2021	14,838
USD	2,899,875	NZD	4,161,309	Goldman Sachs International	9/24/2021	1,379
USD	1,123,000	NZD	1,602,699	JPMorgan Chase Bank N.A.	9/24/2021	6,665
USD	726,000	SEK	6,231,897	Goldman Sachs International	9/24/2021	1,763
USD	371,090	SGD	499,371	JPMorgan Chase Bank N.A.	9/24/2021	2,564
USD	102,095	TOF	3,204,240	JPMorgan Chase Bank N.A.	9/23/2021	4,829
USD	635,098	TWD	17,557,933	JPMorgan Chase Bank N.A.	9/24/2021	7,220
USD	143,731	ZAR	2,078,796	Goldman Sachs International	9/23/2021	2,786
						$321,850
Liability Derivatives
CAD	6,629,652	USD	5,341,978	JPMorgan Chase Bank N.A.	9/24/2021	$(28,100)
NOK	57,544,251	USD	6,666,094	Goldman Sachs International	9/24/2021	(151,954)
SEK	48,567,890	USD	5,657,393	Goldman Sachs International	9/24/2021	(13,100)

Portfolio of Investments (unaudited) – continued
Forward Foreign Currency Exchange Contracts − continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Liability Derivatives − continued
USD	9,782,517	CHF	8,999,064	JPMorgan Chase Bank N.A.	9/24/2021	$(165,546)
USD	2,452,000	EUR	2,072,132	JPMorgan Chase Bank N.A.	9/24/2021	(8,678)
USD	4,341,683	GBP	3,127,482	Goldman Sachs International	9/24/2021	(6,105)
USD	134,777	ILS	439,381	JPMorgan Chase Bank N.A.	9/24/2021	(1,207)
USD	325,627	INR	24,419,084	JPMorgan Chase Bank N.A.	9/24/2021	(795)
USD	9,274,140	JPY	1,021,029,245	JPMorgan Chase Bank N.A.	9/24/2021	(36,813)
USD	107,596	MXN	2,241,897	Goldman Sachs International	9/24/2021	(4,212)
USD	101,113	RUB	7,501,212	JPMorgan Chase Bank N.A.	9/24/2021	(512)
						$(417,022)
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Equity Futures
CAC 40 Index	Long	EUR	32	$2,508,966	August – 2021	$24,576
DAX Index	Short	EUR	9	4,150,125	September – 2021	24,580
FTSE 100 Index	Short	GBP	19	1,839,853	September – 2021	23,077
KOSPI 200 Index	Short	KRW	57	5,260,660	September – 2021	134,548
NIFTY Index	Short	USD	156	4,921,488	August – 2021	31,816
OMX 30 Index	Long	SEK	14	385,478	August – 2021	3,855
Russell 2000 Index	Short	USD	136	15,106,880	September – 2021	741,304
S&P MidCap 400 Index	Short	USD	57	15,382,590	September – 2021	247,302
Topix Index	Short	JPY	9	1,562,907	September – 2021	48,725
						$1,279,783
Interest Rate Futures
Australian Note 10 yr	Long	AUD	32	$3,414,401	September – 2021	$97,140
Canadian Treasury Bond 10 yr	Long	CAD	44	5,219,974	September – 2021	147,630
Long Gilt 10 yr	Long	GBP	23	4,149,386	September – 2021	88,475
U.S. Treasury Note 10 yr	Long	USD	9	1,210,078	September – 2021	10,514
U.S. Treasury Note 5 yr	Long	USD	30	3,733,360	September – 2021	18,392
						$362,151
						$1,641,934
Liability Derivatives
Equity Futures
AEX 25 Index	Short	EUR	43	$7,663,963	August – 2021	$(134,823)
BIST 30 Index	Long	TRY	2,685	4,856,445	August – 2021	(34,078)
FTSE MIB Index	Long	EUR	46	6,918,341	September – 2021	(39,721)
FTSE Taiwan Index	Long	USD	33	1,972,410	August – 2021	(26,467)
FTSE/JSE Top 40 Index	Short	ZAR	128	5,446,831	September – 2021	(185,559)
Hang Seng Index	Long	HKD	17	2,851,196	August – 2021	(76,007)
IBEX 35 Index	Long	EUR	46	4,733,567	August – 2021	(18,654)
IBOV Index	Long	BRL	65	1,521,623	August – 2021	(115,080)
Mexbol Index	Long	MXN	133	3,419,365	September – 2021	(6,332)
MSCI Singapore Index	Short	SGD	23	612,043	August – 2021	(6,060)
S&P 500 Index	Short	USD	208	45,650,800	September – 2021	(1,589,600)
S&P/ASX 200 Index	Short	AUD	65	8,718,475	September – 2021	(40,944)

Portfolio of Investments (unaudited) – continued
Futures Contracts − continued
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Liability Derivatives − continued
Equity Futures − continued
S&P/TSX 60 Index	Short	CAD	17	$3,304,072	September – 2021	$(48,477)
						$(2,321,802)
Interest Rate Futures
Euro-Bund 10 yr	Short	EUR	56	$11,729,545	September – 2021	$(340,257)
Japan Government Bond 10 yr	Short	JPY	9	12,494,417	September – 2021	(77,239)
U.S. Treasury Ultra Bond	Short	USD	3	598,594	September – 2021	(12,014)
U.S. Treasury Ultra Note 10 yr	Short	USD	29	4,357,250	September – 2021	(145,929)
						$(575,439)
						$(2,897,241)
Cleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Interest Rate Swaps
6/03/22	USD	51,000,000	centrally cleared	0.247%/Semi-annually	0.184% FLR (3-Month LIBOR)/Quarterly	$52,975	$—	$52,975
11/06/24	USD	20,200,000	centrally cleared	1.582%/Semi-annually	0.193% FLR (3-Month LIBOR)/Quarterly	768,973	—	768,973
						$821,948	$—	$821,948
Liability Derivatives
Interest Rate Swaps
11/06/29	USD	10,300,000	centrally cleared	0.193% FLR (3-Month LIBOR)/Quarterly	1.702%/Semi-annually	$(509,564)	$—	$(509,564)
11/06/49	USD	3,997,917	centrally cleared	0.193% FLR (3-Month LIBOR)/Quarterly	1.893%/Semi-annually	(252,464)	—	(252,464)
						$(762,028)	$—	$(762,028)
At July 31, 2021, the fund had cash collateral of $498,875 and other liquid securities with an aggregate value of $20,380,431 to cover any collateral or margin obligations for securities sold short and certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
7/31/21 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts, forward foreign currency exchange contracts, swap agreements, and written options. The following is a summary of the levels used as of July 31, 2021 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$100,034,167	$24,880	$—	$100,059,047
Switzerland	7,195,917	—	—	7,195,917
Japan	—	6,337,801	—	6,337,801
United Kingdom	6,258,162	—	—	6,258,162
France	6,116,886	—	—	6,116,886
Germany	3,994,169	—	—	3,994,169
Canada	3,466,558	—	—	3,466,558
Taiwan	1,766,898	76,086	—	1,842,984
Hong Kong	1,320,969	223,830	—	1,544,799
Other Countries	8,336,475	1,626,733	—	9,963,208
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	—	693,139	—	693,139
Non - U.S. Sovereign Debt	—	1,494,821	—	1,494,821
Municipal Bonds	—	525,637	—	525,637
U.S. Corporate Bonds	—	24,398,586	—	24,398,586
Commercial Mortgage-Backed Securities	—	607,138	—	607,138
Asset-Backed Securities (including CDOs)	—	199,993	—	199,993
Foreign Bonds	—	9,886,180	—	9,886,180
Mutual Funds	11,079,025	—	—	11,079,025
Total	$149,569,226	$46,094,824	$—	$195,664,050
Securities Sold Short	$(14,096)	$—	$—	$(14,096)
Other Financial Instruments
Futures Contracts – Assets	$1,458,661	$183,273	$—	$1,641,934
Futures Contracts – Liabilities	(2,740,152)	(157,089)	—	(2,897,241)
Forward Foreign Currency Exchange Contracts – Assets	—	321,850	—	321,850
Forward Foreign Currency Exchange Contracts – Liabilities	—	(417,022)	—	(417,022)
Swap Agreements – Assets	—	821,948	—	821,948
Swap Agreements – Liabilities	—	(762,028)	—	(762,028)
Written Options - Liabilities	(149,545)	—	—	(149,545)
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Securities Lending Collateral
At July 31, 2021, the value of securities loaned was $205,022. These loans were collateralized by cash of $159,588 and U.S. Treasury Obligations (held by the lending agent) of $53,854.
(3) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$11,067,592	$109,275,175	$109,423,330	$—	$—	$10,919,437
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$3,672	$—

Supplemental Information (unaudited) – continued
(4) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.